Summary of significant accounting policies- Various (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥) Segment	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥) Segment
Business combinations and noncontrolling interests
Net (loss) income attributable to mezzanine equity holders	¥ 64	¥ 181	¥ 365
Segment reporting
Number of reportable segment | Segment	6		7
Revenue recognition
Practical expedient, financing component	true
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Sales and marketing expenses
Advertising and promotional expenses	¥ 113,573	88,217	¥ 76,818
Other employee benefits
Contribution amount charged to the consolidated income statements	14,329	14,190	¥ 13,953
Accounts receivable
Allowance for doubtful accounts	¥ 9,307	¥ 8,042
Minimum
Equity securities and other investments
Treasury investment original maturity term	1 year
Treasury investment remaining maturity term	1 year
Maximum
Equity securities and other investments
Treasury investment remaining maturity term	5 years